19. Finance Leases (Details - Future payments) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Minimum lease payments	$ 22,181,165	$ 25,712,988	$ 24,733,235
Interest	5,800,830	7,396,201	7,756,629
Present value	16,382,335	18,279,603	16,976,606
Less Than One Year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Minimum lease payments	1,673,915	2,180,616	1,920,618
Interest	782,610	1,049,434	998,984
Present value	891,305	1,131,182	921,634
Between 1 and 5 years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Minimum lease payments	6,532,708	7,236,202	6,739,259
Interest	2,590,505	3,231,225	3,156,663
Present value	3,944,203	3,967,793	3,582,596
Later Than Five Years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Minimum lease payments	13,974,542	16,296,170	16,073,358
Interest	2,427,715	3,115,542	3,600,982
Present value	$ 11,546,827	$ 13,180,628	$ 12,472,376